                              SCHRODER SERIES TRUST

                              PROSPECTUS SUPPLEMENT

                To Investor Shares Prospectus dated March 1, 1999


SCHRODER INVESTMENT GRADE INCOME FUND

Schroder believes that it is appropriate to change the comparative performance index for the Schroder Investment Grade Income Fund (the "Fund") from the Lehman Brothers Government/Corporate Index to the Lehman Brothers Aggregate Bond Index (the "Aggregate Index") because the Aggregate Index is more representative of the Fund's permissible investment universe.

The table entitled Average Annual Total Returns for Schroder Investment Grade Income Fund on page 9 of the Prospectus and the accompanying footnote are deleted and replaced with the following:

--------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                   LIFE OF FUND
(FOR PERIODS ENDED DECEMBER 31, 1998)                     PAST ONE YEAR       (SINCE 2/22/94)
--------------------------------------------------------------------------------------------------
Schroder Investment Grade Income Fund                         7.79%                6.33%
--------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index*                         8.69%                7.51%
--------------------------------------------------------------------------------------------------

* The Lehman Brothers Aggregate Bond Index (the "Aggregate Index") is a composite index which measures the total universe of investment grade fixed income securities in the U.S., including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities greater than one year. The Aggregate Index has replaced the Lehman Brothers Government/Corporate Index (a composite of approximately 5,000 investment grade government and corporate debt issues with maturities greater than one year) as the Fund's comparative index in this Prospectus because Schroder believes the Aggregate Index is more representative of the Fund's permissible investment universe. For periods ended December 31, 1998, the Past One Year and Life of Fund (since 2/22/94) average annual total returns of the Lehman Brothers Government/Corporate Index were 9.47% and 7.57%, respectively.

SCHRODER MIDCAP VALUE FUND

Schroder MidCap Value Fund invests primarily in securities of mid-cap companies, which are described in the Prospectus as companies with market capitalizations of between $750 million and $5 billion. The Trustees have approved an increase in those market capitalizations, based on Schroder's view that the market capitalizations of companies considered generally to be "mid-cap" companies have increased and that the change would bring the Fund more closely in line with comparable mutual funds and securities indices against which the Fund's performance is compared. Accordingly, the paragraph describing Schroder MidCap Value Fund on page 1 of the Prospectus is replaced with the following:

      SCHRODER MIDCAP VALUE FUND seeks long-term capital appreciation. The Fund invests primarily in equity securities of mid-cap companies (companies with market capitalizations of between $1 billion and $10 billion).

The first sentence of the second paragraph on page 7 of the Prospectus is replaced with the following:

      The Fund normally invests at least 65% of its assets in equity securities of mid-cap companies - companies with market capitalizations of between $1 billion and $10 billion.

INVESTMENT ADVISER

On July 1, 1999, Schroder was reorganized into a newly created Delaware corporation, Schroder Investment Management North America Inc. ("SIMNA"). SIMNA now serves as the investment adviser to each of the Funds. The reorganization did not result in any change in fees paid by the Funds or in the services provided to the Funds or in the personnel providing those services.


October 25, 1999

                              SCHRODER SERIES TRUST

                              PROSPECTUS SUPPLEMENT

                To Advisor Shares Prospectus dated March 1, 1999

SCHRODER INVESTMENT GRADE INCOME FUND

Schroder believes that it is appropriate to change the comparative performance index for the Schroder Investment Grade Income Fund (the "Fund") from the Lehman Brothers Government/Corporate Index to the Lehman Brothers Aggregate Bond Index (the "Aggregate Index") because the Aggregate Index is more representative of the Fund's permissible investment universe.

The table entitled Average Annual Total Returns for Schroder Investment Grade Income Fund on page 9 of the Prospectus and the accompanying footnote are deleted and replaced with the following:

--------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                   LIFE OF FUND
(FOR PERIODS ENDED DECEMBER 31, 1998)                     PAST ONE YEAR       (SINCE 2/22/94)
--------------------------------------------------------------------------------------------------
Schroder Investment Grade Income Fund*                        7.79%                6.33%
--------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**                        8.69%                7.51%
--------------------------------------------------------------------------------------------------

* The bar chart and table show performance of the Fund's Investor Shares, which are offered in a different prospectus. Although Advisor Shares and Investor Shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Advisor Share performance would be lower than Investor Share performance because of the higher expenses paid by Advisor Shares.

** The Lehman Brothers Aggregate Bond Index (the "Aggregate Index") is a composite index which measures the total universe of investment grade fixed income securities in the U.S., including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities greater than one year. The Aggregate Index has replaced the Lehman Brothers Government/Corporate Index (a composite of approximately 5,000 investment grade government and corporate debt issues with maturities greater than one year) as the Fund's comparative index in this Prospectus because Schroder believes the Aggregate Index is more representative of the Fund's permissible investment universe. For periods ended December 31, 1998, the Past One Year and Life of Fund (since 2/22/94) average annual total returns of the Lehman Brothers Government/Corporate Index were 9.47% and 7.57%, respectively.

SCHRODER MIDCAP VALUE FUND

Schroder MidCap Value Fund invests primarily in securities of mid-cap companies, which are described in the Prospectus as companies with market capitalizations of between $750 million and $5 billion. The Trustees have approved an increase in those market capitalizations, based on Schroder's view that the market capitalizations of companies considered generally to be "mid-cap" companies have increased and that the change would bring the Fund more closely in line with comparable mutual funds and securities indices against which the Fund's performance is compared. Accordingly, the paragraph describing Schroder MidCap Value Fund on page 1 of the Prospectus is replaced with the following:

      SCHRODER MIDCAP VALUE FUND seeks long-term capital appreciation. The Fund invests primarily in equity securities of mid-cap companies (companies with market capitalizations of between $1 billion and $10 billion).

The first sentence of the second paragraph on page 7 of the Prospectus is replaced with the following:

      The Fund normally invests at least 65% of its assets in equity securities of mid-cap companies - companies with market capitalizations of between $1 billion and $10 billion.

INVESTMENT ADVISER

On July 1, 1999, Schroder was reorganized into a newly created Delaware corporation, Schroder Investment Management North America Inc. ("SIMNA"). SIMNA now serves as the investment adviser to each of the Funds. The reorganization did not result in any change in fees paid by the Funds or in the services provided to the Funds or in the personnel providing those services.


October 25, 1999